THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
CONNECTICUT GENERAL LIFE INSURANCE COMPANY
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Lincoln Life Flexible Premium Variable Life Account K
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
LLANY Separate Account R for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account S
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account Y
Lincoln Life & Annuity Flexible Premium Variable Life Account Y
Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account J
CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II
Variable Life Account B of Voya Retirement Insurance & Annuity Company
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Account JF-C
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Supplement dated May 1, 2024 to the Prospectus

The following information is an update to your last effective prospectus, as supplemented:

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Legal Proceedings:

In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriters may become or are involved in various pending or threatened regulatory or legal proceedings, included purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or request for equitable relief.

After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without any material adverse effect on the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficultly in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company’s operating results for any particular reporting period.

Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.